                      FIRST AMERICAN STRATEGY FUNDS, INC.
                        SUPPLEMENT DATED MAY 9, 2008 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2007
                           AS PREVIOUSLY SUPPLEMENTED

--------------------------------------------------------------------------------

This information supplements the Statement of Additional Information of First American Strategy Funds, Inc., dated December 20, 2007, as previously supplemented January 7, 2008 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

--------------------------------------------------------------------------------

THE GLOBAL INFRASTRUCTURE FUND IS ADDED TO THE LIST OF "EQUITY FUNDS," IDENTIFIED ON PAGE 1, IN WHICH EACH ASSET ALLOCATION FUND MAY INVEST.

THE FOLLOWING INVESTMENT STRATEGIES LISTED UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS" APPLY TO GLOBAL INFRASTRUCTURE FUND:

Exchange Traded Funds
Fixed Income Securities -- Equity Funds
Foreign Currency Transactions
Foreign Securities
Futures and Options on Futures
Lending of Portfolio Securities
Mortgage-Backed Securities
Options Transactions
Real Estate Investment Trust ("REIT") Securities
Repurchase Agreements
Royalty Trusts
Short-Term Temporary Investments
When-Issued and Delayed Delivery Transactions

Global Infrastructure Fund may invest in exchange traded funds, foreign securities, and REITs, and may utilize options, futures, and options on futures as principal investment strategies. Each other above-listed investment strategy is a non-principal investment strategy for Global Infrastructure Fund.

THE FOLLOWING INVESTMENT STRATEGIES ARE ADDED UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS":

EXCHANGE-TRADED NOTES (ETNS)

         The Equity Funds may invest in ETNs as a non-principal investment strategy. ETNs are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combine both aspects of bonds and exchange-traded funds (ETFs), which are described under "Exchange-Traded Funds." An ETN's returns are based on the performance of a market index minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable index. ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain components comprising the index tracked by an ETN may, at times, be temporarily unavailable, which may impede an ETN's ability to track its index. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to




                                                                  FASF-SAI-STK#2
purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of an ETN is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV.

MUNICIPAL SECURITIES

         Global Infrastructure Fund may invest in municipal bonds and other municipal obligations as a non-principal investment strategy. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivisions. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds.

         General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

MASTER LIMITED PARTNERSHIPS ("MLPS")

         Global Infrastructure Fund may invest in MLPs as a principal investment strategy. MLPs are limited partnerships in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unit holder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of the partnership.

         The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund's investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest. Additionally, since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund's return on its investment in MLPs.

THE FOLLOWING MODIFIES THE FIRST PARAGRAPH UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS -- FIXED INCOME -- EQUITY FUNDS" ON PAGE 7:

Equity Income Fund may invest in fixed income securities as a principal investment strategy.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS -- FIXED INCOME -- EQUITY FUNDS" ON PAGE 7:

         In addition, Equity Income Fund may invest in convertible debt obligations without regard to their ratings, and therefore may hold convertible debt obligations that are rated less than investment grade. Each of the other Equity Funds may invest up to 5% of its net assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "--Debt Obligations Rated Less Than Investment Grade."

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS -- FOREIGN CURRENCY TRANSACTIONS" ON PAGE 8:

         The Equity Funds (other than Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, Quantitative Large Cap Value Fund, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) and the Fixed Income Funds (other than High Income Bond Fund and U.S. Government Mortgage Fund) may invest in securities that are purchased and sold in foreign currencies.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS -- FOREIGN SECURITIES -- GENERAL" ON PAGE 9:

         Under normal market conditions, Global Infrastructure Fund, International Fund, and International Select Fund invest principally in foreign securities and the other Equity Funds (other than Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, Quantitative Large Cap Value Fund, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) each may invest up to 25% of its total assets in securities of foreign issuers.

THE FOLLOWING REPLACES THE FIRST TWO SENTENCES OF THE FIRST PARAGRAPH UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS -- FOREIGN SECURITIES -- EMERGING MARKETS" ON PAGE 10:

         Global Infrastructure Fund, International Fund, International Select Fund, Core Bond Fund, High Income Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in securities issued by governmental and corporate issuers that are located in emerging market countries as a principal investment strategy. Each other Equity Fund (other than Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, Quantitative Large Cap Value Fund, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) may invest up to 5% of its total assets in such securities. Inflation Protected Securities Fund may invest in such securities as a non-principal investment strategy, but only if the securities are rated investment grade.